Derivatives (Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	$ 12,284	$ 10,673
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	6,878	5,287
Amounts offset in the consolidated balance sheet, Assets	0	0
Amounts offset in the consolidated balance sheet, Liabilities	0	0
Estimated fair value of derivative assets presented in the consolidated balance sheets	12,284	10,673
Estimated fair value of derivative liabilities presented in the consolidated balance sheets	6,878	5,287
Net amount of derivative assets after application of master netting agreements and cash collateral	370	341
Net amount of derivative liabilities after application of master netting agreements and cash collateral	38	86
Over the Counter [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	9,976	9,123
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	5,721	4,123
Gross estimated fair value of derivative assets	(3,787)	(2,791)
Gross estimated fair value of derivative liabilities	(3,787)	(2,791)
Cash collateral on derivative assets	(4,244)	(4,516)
Cash collateral on derivative liabilities	(84)	(7)
Securities collateral on derivative assets	(1,640)	(1,524)
Securities collateral on derivative liabilities	(1,818)	(1,247)
Exchange Traded [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	33	28
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	15	25
Gross estimated fair value of derivative assets	(5)	(1)
Gross estimated fair value of derivative liabilities	(5)	(1)
Cash collateral on derivative assets	0	0
Cash collateral on derivative liabilities	(9)	(20)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	0	(3)
Cleared [Member]
Offsetting Assets [Line Items]
Derivative Asset, Fair Value, Gross Asset Excluding Accruals	2,275	1,522
Derivative Liability, Fair Value, Gross Liability Excluding Accruals	1,142	1,139
Gross estimated fair value of derivative assets	(903)	(1,130)
Gross estimated fair value of derivative liabilities	(903)	(1,130)
Cash collateral on derivative assets	(1,335)	(370)
Cash collateral on derivative liabilities	(234)	(2)
Securities collateral on derivative assets	0	0
Securities collateral on derivative liabilities	$ 0	$ 0